UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:   BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

              Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co. (a)	67,400	$8,265,262
Air Freight & Logistics — 0.7%
FedEx Corp. (a)	27,131	4,414,756
Airlines — 2.9%
Delta Air Lines, Inc. (a)	120,200	5,851,336
Southwest Airlines Co. (a)	229,713	10,291,142
United Continental Holdings, Inc. (a)(b)	39,080	2,339,329

		18,481,807
Auto Components — 2.2%
Goodyear Tire & Rubber Co. (a)	122,900	4,053,242
Lear Corp. (a)	92,353	10,266,883

		14,320,125
Banks — 10.4%
Bank of America Corp. (a)	1,234,548	16,691,089
Citigroup, Inc. (a)	180,687	7,543,682
JPMorgan Chase & Co. (a)	343,755	20,357,171
SunTrust Banks, Inc. (a)	192,320	6,938,906
U.S. Bancorp. (a)	371,615	15,083,853

		66,614,701
Beverages — 1.6%
Dr Pepper Snapple Group, Inc. (a)	81,100	7,251,962
Molson Coors Brewing Co., Class B (a)	29,270	2,815,189

		10,067,151
Biotechnology — 3.6%
Amgen, Inc. (a)	83,170	12,469,678
Gilead Sciences, Inc. (a)	116,310	10,684,237

		23,153,915
Building Products — 0.6%
Owens Corning (a)	76,800	3,631,104
Capital Markets — 1.7%
Goldman Sachs Group, Inc. (a)	70,223	11,023,607
Chemicals — 1.5%
Dow Chemical Co. (a)	82,102	4,175,708
Eastman Chemical Co. (a)	76,950	5,558,100

		9,733,808
Communications Equipment — 3.0%
Brocade Communications Systems, Inc. (a)	315,801	3,341,175
Cisco Systems, Inc. (a)	554,922	15,798,629

		19,139,804
Construction & Engineering — 0.2%
EMCOR Group, Inc. (a)	27,300	1,326,780
Consumer Finance — 0.8%
SLM Corp. (b)	794,916	5,055,666
Containers & Packaging — 1.2%
Avery Dennison Corp. (a)	43,900	3,165,629

Common Stocks	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America (a)	79,543	$4,804,397

		7,970,026
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp. (a)	102,480	4,252,920
Energy Equipment & Services — 0.5%
Schlumberger Ltd. (a)	28,969	2,136,464
Weatherford International PLC (b)	133,545	1,038,980

		3,175,444
Food & Staples Retailing — 2.9%
CVS Health Corp. (a)	181,287	18,804,901
Food Products — 1.3%
Pilgrim’s Pride Corp. (a)(b)	55,500	1,409,700
Tyson Foods, Inc., Class A (a)	105,886	7,058,361

		8,468,061
Health Care Providers & Services — 9.9%
Aetna, Inc. (a)(c)	142,808	16,044,479
Centene Corp. (b)	110,000	6,772,700
Cigna Corp. (a)	85,400	11,720,296
Humana, Inc. (a)	27,818	5,089,303
Laboratory Corp. of America Holdings (a)(b)	53,889	6,312,019
UnitedHealth Group, Inc. (a)	100,620	12,969,918
Universal Health Services, Inc., Class B (a)	35,490	4,426,313

		63,335,028
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp. (a)	274,768	14,499,507
Household Durables — 1.4%
DR Horton, Inc. (a)	114,348	3,456,740
Lennar Corp., Class A (a)	53,320	2,578,555
NVR, Inc. (b)	942	1,631,921
Toll Brothers, Inc. (b)	44,277	1,306,614

		8,973,830
Insurance — 2.6%
American International Group, Inc. (a)	159,650	8,629,084
Travelers Cos., Inc. (a)	68,048	7,941,882

		16,570,966
Internet & Catalog Retail — 0.7%
Priceline Group, Inc. (a)(b)	3,696	4,763,996
Internet Software & Services — 5.2%
Alphabet, Inc., Class A(a)(b)	35,458	27,050,908
Facebook, Inc., Class A(a)(b)	57,393	6,548,541

		33,599,449
IT Services — 2.9%
Amdocs Ltd. (a)	94,691	5,721,230
Cognizant Technology Solutions Corp., Class A (a)(b)	176,734	11,081,222

Portfolio Abbreviations
ADR	American Depositary Receipt	SPDR	Standard & Poor’s Depositary Receipt	USD	U.S. Dollar

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Common Stocks	Shares	Value
IT Services (continued)
Total System Services, Inc.	31,148	$1,482,022

		18,284,474
Leisure Products — 0.2%
Vista Outdoor, Inc. (a)(b)	23,568	1,223,415
Machinery — 0.9%
Parker-Hannifin Corp. (a)	29,700	3,299,076
WABCO Holdings, Inc. (b)	21,700	2,320,164

		5,619,240
Media — 4.0%
Comcast Corp., Class A (a)	316,505	19,332,125
Omnicom Group, Inc. (a)	79,213	6,592,898

		25,925,023
Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc. (a)	142,511	6,717,969
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp. (a)	31,190	1,452,518
BP PLC — ADR (a)	142,630	4,304,573
Chevron Corp. (a)	40,900	3,901,860
Hess Corp. (a)	46,589	2,452,911
HollyFrontier Corp. (a)	17,200	607,504
Marathon Oil Corp. (a)	157,170	1,750,874
Statoil ASA — ADR	84,650	1,317,154
Suncor Energy, Inc. (a)	230,455	6,408,954
Tesoro Corp. (a)	19,744	1,698,181
Valero Energy Corp. (a)	40,900	2,623,326

		26,517,855
Paper & Forest Products — 0.5%
Domtar Corp. (a)	71,385	2,891,094
Pharmaceuticals — 4.7%
Allergan PLC (a)(b)	22,400	6,003,872
Johnson & Johnson (a)	23,900	2,585,980
Merck & Co., Inc. (a)	17,875	945,766
Pfizer, Inc. (a)	383,781	11,375,269
Teva Pharmaceutical Industries Ltd. — ADR (a)	170,310	9,113,288

		30,024,175
Road & Rail — 0.6%
Norfolk Southern Corp. (a)	42,313	3,522,557
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp. (a)	197,855	6,400,609
Lam Research Corp. (a)	45,800	3,783,080
NVIDIA Corp. (a)	83,310	2,968,335

		13,152,024
Software — 4.8%
Activision Blizzard, Inc. (a)	346,680	11,731,651
Microsoft Corp. (a)(c)	348,384	19,241,248

		30,972,899
Specialty Retail — 6.0%
GNC Holdings, Inc., Class A	71,200	2,260,600
Home Depot, Inc. (a)	112,849	15,057,442
Lowe’s Cos., Inc. (a)	206,049	15,608,212
Ross Stores, Inc. (a)	91,890	5,320,431

		38,246,685
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc. (a)(c)	201,667	21,979,686
EMC Corp. (a)	247,372	6,592,464
Western Digital Corp. (a)	40,010	1,890,068

		30,462,218

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)(b)	31,495	$1,399,008
Tobacco — 2.3%
Altria Group, Inc. (a)	239,185	14,987,332
Total Common Stocks — 98.2%		629,588,582

Investment Companies
Investment Companies — 0.4%
Utilities Select Sector SPDR Fund (a)	55,500	2,753,910
Total Long-Term Investments (Cost — $627,917,789) — 98.6%		632,342,492

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	16,292,088	16,292,088
Time Deposits	Par (000)
Brown Brothers Harriman & Co., 0.25%, 1/04/16	$60	59,704
Total Short-Term Securities (Cost — $16,351,792) — 2.5%		16,351,792
Total Investments Before Options Written (Cost — $644,269,581*) — 101.1%		648,694,284

Options Written
(Premiums Received — $6,818,289) — (1.5)%		(9,719,575)
Total Investments Net of Options Written — 99.6%		638,974,709
Other Assets Less Liabilities — 0.4%		2,508,203

Net Assets — 100.0%		$641,482,912

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$647,041,517

Gross unrealized appreciation	$28,423,897
Gross unrealized depreciation	(26,771,130)

Net unrealized appreciation	$1,652,767

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Current yield as of period end.

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,619,710	672,378	16,292,088	$19,419
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$689	[1]
Total				$20,108

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

       Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Activision Blizzard, Inc.	Call	4/01/16	USD	33.00	353	$(31,241)
Aetna, Inc.	Call	4/01/16	USD	109.00	85	(32,300)
Aetna, Inc.	Call	4/01/16	USD	110.00	83	(22,452)
Allergan PLC	Call	4/01/16	USD	290.00	25	(1,250)
Anadarko Petroleum Corp.	Call	4/01/16	USD	47.00	77	(3,042)
Apple, Inc.	Call	4/01/16	USD	103.00	94	(56,400)
Cisco Systems, Inc.	Call	4/01/16	USD	26.00	288	(72,432)
Cisco Systems, Inc.	Call	4/01/16	USD	26.50	288	(56,592)
Cognizant Technology Solutions Corp., Class A	Call	4/01/16	USD	57.50	210	(112,350)
CVS Health Corp.	Call	4/01/16	USD	100.00	73	(27,010)
DR Horton, Inc.	Call	4/01/16	USD	29.50	140	(11,620)
Facebook, Inc., Class A	Call	4/01/16	USD	106.00	120	(97,500)
Goodyear Tire & Rubber Co.	Call	4/01/16	USD	32.00	100	(9,500)
Home Depot, Inc.	Call	4/01/16	USD	128.00	77	(44,082)
Intel Corp.	Call	4/01/16	USD	30.00	75	(18,300)
Intel Corp.	Call	4/01/16	USD	31.50	115	(9,948)
Johnson & Johnson	Call	4/01/16	USD	107.00	60	(7,350)
JPMorgan Chase & Co.	Call	4/01/16	USD	59.50	58	(1,160)
JPMorgan Chase & Co.	Call	4/01/16	USD	60.00	129	(903)
JPMorgan Chase & Co.	Call	4/01/16	USD	60.50	138	(414)
JPMorgan Chase & Co.	Call	4/01/16	USD	61.00	137	(274)
Microsoft Corp.	Call	4/01/16	USD	54.00	176	(22,528)
Pfizer, Inc.	Call	4/01/16	USD	30.50	509	(509)
Southwest Airlines Co.	Call	4/01/16	USD	44.00	269	(25,555)
Suncor Energy, Inc.	Call	4/01/16	USD	26.50	341	(38,363)
Tesoro Corp.	Call	4/01/16	USD	90.50	49	(147)
UnitedHealth Group, Inc.	Call	4/01/16	USD	122.00	112	(77,280)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Valero Energy Corp.	Call	4/01/16	USD	66.00	33	$(132)
Aetna, Inc.	Call	4/08/16	USD	110.00	129	(43,860)
Alphabet, Inc., Class A	Call	4/08/16	USD	750.00	17	(27,880)
Altria Group, Inc.	Call	4/08/16	USD	63.00	131	(4,454)
Anadarko Petroleum Corp.	Call	4/08/16	USD	45.00	77	(18,018)
Apple, Inc.	Call	4/08/16	USD	100.00	165	(149,325)
Apple, Inc.	Call	4/08/16	USD	102.00	63	(44,730)
Bank of America Corp.	Call	4/08/16	USD	14.00	375	(2,250)
Citigroup, Inc.	Call	4/08/16	USD	44.50	37	(111)
Citigroup, Inc.	Call	4/08/16	USD	45.00	38	(76)
Comcast Corp., Class A	Call	4/08/16	USD	59.50	90	(14,985)
Comcast Corp., Class A	Call	4/08/16	USD	60.00	174	(21,663)
CVS Health Corp.	Call	4/08/16	USD	101.00	129	(36,958)
Delta Air Lines, Inc.	Call	4/08/16	USD	49.50	198	(9,405)
Facebook, Inc., Class A	Call	4/08/16	USD	113.00	8	(1,692)
Facebook, Inc., Class A	Call	4/08/16	USD	114.00	15	(2,288)
Facebook, Inc., Class A	Call	4/08/16	USD	115.00	7	(728)
Goldman Sachs Group, Inc.	Call	4/08/16	USD	157.50	162	(28,998)
Goodyear Tire & Rubber Co.	Call	4/08/16	USD	32.50	235	(17,625)
Hess Corp.	Call	4/08/16	USD	45.00	17	(13,345)
Home Depot, Inc.	Call	4/08/16	USD	128.00	78	(44,655)
Intel Corp.	Call	4/08/16	USD	31.50	153	(14,688)
Intel Corp.	Call	4/08/16	USD	32.50	429	(11,583)
JPMorgan Chase & Co.	Call	4/08/16	USD	60.00	194	(4,753)
JPMorgan Chase & Co.	Call	4/08/16	USD	60.50	194	(2,716)
JPMorgan Chase & Co.	Call	4/08/16	USD	61.00	163	(1,222)
Marathon Oil Corp.	Call	4/08/16	USD	9.50	310	(52,545)
Merck & Co., Inc.	Call	4/08/16	USD	52.50	3	(220)
Merck & Co., Inc.	Call	4/08/16	USD	53.00	2	(86)
Microsoft Corp.	Call	4/08/16	USD	54.00	126	(18,018)
NVIDIA Corp.	Call	4/08/16	USD	33.50	133	(30,457)
Pfizer, Inc.	Call	4/08/16	USD	31.50	15	(30)
Schlumberger Ltd.	Call	4/08/16	USD	75.00	135	(6,210)
Schlumberger Ltd.	Call	4/08/16	USD	76.00	19	(408)
Southwest Airlines Co.	Call	4/08/16	USD	45.00	268	(15,410)
Tesoro Corp.	Call	4/08/16	USD	90.00	49	(3,454)
Teva Pharmaceutical Industries Ltd. — ADR	Call	4/08/16	USD	59.50	92	(368)
U.S. Bancorp.	Call	4/08/16	USD	42.00	211	(739)
United Continental Holdings, Inc.	Call	4/08/16	USD	61.00	154	(9,009)
UnitedHealth Group, Inc.	Call	4/08/16	USD	124.00	37	(20,072)
Utilities Select Sector SPDR Fund	Call	4/08/16	USD	47.00	3	(786)
Valero Energy Corp.	Call	4/08/16	USD	68.00	6	(72)
Raytheon Co.	Call	4/14/16	USD	125.25	209	(11,332)
Activision Blizzard, Inc.	Call	4/15/16	USD	34.00	290	(19,285)
Aetna, Inc.	Call	4/15/16	USD	115.00	250	(29,625)
Alphabet, Inc., Class A	Call	4/15/16	USD	745.00	110	(251,900)
Alphabet, Inc., Class A	Call	4/15/16	USD	760.00	25	(31,125)
Altria Group, Inc.	Call	4/15/16	USD	62.50	275	(21,588)
Amdocs Ltd.	Call	4/15/16	USD	57.50	220	(68,200)
Amdocs Ltd.	Call	4/15/16	USD	60.00	255	(28,688)
Amgen, Inc.	Call	4/15/16	USD	155.00	142	(10,579)
Apple, Inc.	Call	4/15/16	USD	100.00	165	(150,975)
Apple, Inc.	Call	4/15/16	USD	105.00	63	(28,350)
Avery Dennison Corp.	Call	4/15/16	USD	70.00	88	(22,220)
Bank of America Corp.	Call	4/15/16	USD	14.00	500	(7,250)
BP PLC — ADR	Call	4/15/16	USD	32.00	56	(588)
Brocade Communications Systems, Inc.	Call	4/15/16	USD	9.67	790	(83,163)
Carnival Corp.	Call	4/15/16	USD	50.00	750	(230,625)
Carnival Corp.	Call	4/15/16	USD	52.50	175	(19,688)
CDW Corp.	Call	4/15/16	USD	40.00	256	(51,200)
Cigna Corp.	Call	4/15/16	USD	140.00	162	(30,294)
Cisco Systems, Inc.	Call	4/15/16	USD	27.00	635	(96,520)
Citigroup, Inc.	Call	4/15/16	USD	45.00	69	(897)
Cognizant Technology Solutions Corp., Class A	Call	4/15/16	USD	60.00	200	(62,000)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Comcast Corp., Class A	Call	4/15/16	USD	60.00	525	$(72,188)
CVS Health Corp.	Call	4/15/16	USD	100.00	332	(131,140)
Delta Air Lines, Inc.	Call	4/15/16	USD	50.00	183	(14,732)
DR Horton, Inc.	Call	4/15/16	USD	30.00	140	(10,640)
Dr Pepper Snapple Group, Inc.	Call	4/15/16	USD	95.00	200	(2,500)
Eastman Chemical Co.	Call	4/15/16	USD	67.50	96	(48,480)
Gilead Sciences, Inc.	Call	4/15/16	USD	92.50	198	(26,928)
Goldman Sachs Group, Inc.	Call	4/15/16	USD	160.00	45	(6,952)
Goodyear Tire & Rubber Co.	Call	4/15/16	USD	33.00	235	(15,275)
Home Depot, Inc.	Call	4/15/16	USD	125.00	255	(224,400)
Intel Corp.	Call	4/15/16	USD	30.00	75	(18,112)
JPMorgan Chase & Co.	Call	4/15/16	USD	60.00	78	(4,680)
Laboratory Corp. of America Holdings	Call	4/15/16	USD	120.00	150	(11,625)
Lam Research Corp.	Call	4/15/16	USD	77.50	44	(22,000)
Lam Research Corp.	Call	4/15/16	USD	80.00	143	(47,190)
Lear Corp.	Call	4/15/16	USD	115.00	150	(11,250)
Lennar Corp., Class A	Call	4/15/16	USD	49.00	133	(7,980)
Lowe’s Cos., Inc.	Call	4/15/16	USD	70.00	471	(275,535)
Lowe’s Cos., Inc.	Call	4/15/16	USD	75.00	88	(12,936)
Merck & Co., Inc.	Call	4/15/16	USD	52.50	4	(354)
Microsoft Corp.	Call	4/15/16	USD	52.50	510	(146,370)
Microsoft Corp.	Call	4/15/16	USD	55.00	150	(13,725)
Molson Coors Brewing Co., Class B	Call	4/15/16	USD	90.00	200	(126,000)
Omnicom Group, Inc.	Call	4/15/16	USD	80.00	296	(118,400)
Packaging Corp. of America	Call	4/15/16	USD	55.00	137	(69,870)
Parker-Hannifin Corp.	Call	4/15/16	USD	115.00	75	(3,375)
Pfizer, Inc.	Call	4/15/16	USD	31.00	632	(2,844)
Pilgrim’s Pride Corp.	Call	4/15/16	USD	25.00	140	(11,900)
Ross Stores, Inc.	Call	4/15/16	USD	60.00	60	(1,350)
Schlumberger Ltd.	Call	4/15/16	USD	75.00	79	(6,122)
Southwest Airlines Co.	Call	4/15/16	USD	44.00	185	(26,362)
SunTrust Banks, Inc.	Call	4/15/16	USD	36.00	217	(16,709)
SunTrust Banks, Inc.	Call	4/15/16	USD	37.00	217	(7,704)
SunTrust Banks, Inc.	Call	4/15/16	USD	38.00	526	(6,838)
Teva Pharmaceutical Industries Ltd. — ADR	Call	4/15/16	USD	60.00	142	(710)
Tyson Foods, Inc., Class A	Call	4/15/16	USD	62.50	68	(29,920)
Tyson Foods, Inc., Class A	Call	4/15/16	USD	67.50	234	(17,550)
U.S. Bancorp.	Call	4/15/16	USD	41.00	296	(10,952)
U.S. Bancorp.	Call	4/15/16	USD	42.00	346	(3,114)
UnitedHealth Group, Inc.	Call	4/15/16	USD	125.00	74	(35,335)
Universal Health Services, Inc., Class B	Call	4/15/16	USD	115.00	126	(132,300)
Valero Energy Corp.	Call	4/15/16	USD	67.50	39	(1,755)
Valero Energy Corp.	Call	4/15/16	USD	68.00	28	(1,008)
Vista Outdoor, Inc.	Call	4/15/16	USD	50.00	166	(57,685)
Raytheon Co.	Call	4/19/16	USD	124.00	41	(4,008)
Activision Blizzard, Inc.	Call	4/22/16	USD	33.00	292	(41,172)
Aetna, Inc.	Call	4/22/16	USD	111.00	84	(29,400)
Allergan PLC	Call	4/22/16	USD	290.00	18	(6,660)
Altria Group, Inc.	Call	4/22/16	USD	63.00	120	(8,940)
American International Group, Inc.	Call	4/22/16	USD	53.00	240	(39,840)
Apple, Inc.	Call	4/22/16	USD	104.00	158	(89,270)
BP PLC — ADR	Call	4/22/16	USD	31.50	38	(1,102)
Cisco Systems, Inc.	Call	4/22/16	USD	29.00	400	(5,600)
Citigroup, Inc.	Call	4/22/16	USD	43.50	295	(15,193)
Cognizant Technology Solutions Corp., Class A	Call	4/22/16	USD	61.00	100	(24,500)
CVS Health Corp.	Call	4/22/16	USD	102.00	128	(31,488)
Dow Chemical Co.	Call	4/22/16	USD	50.00	22	(3,432)
Dow Chemical Co.	Call	4/22/16	USD	52.00	96	(4,848)
Facebook, Inc., Class A	Call	4/22/16	USD	112.00	152	(67,640)
FedEx Corp.	Call	4/22/16	USD	144.00	85	(157,038)
Fossil Group, Inc.	Call	4/22/16	USD	50.50	78	(1,950)
Gilead Sciences, Inc.	Call	4/22/16	USD	93.50	100	(13,250)
Gilead Sciences, Inc.	Call	4/22/16	USD	96.50	80	(3,880)
Hess Corp.	Call	4/22/16	USD	48.00	16	(8,640)

MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Home Depot, Inc.	Call	4/22/16	USD	130.00	77	$(34,650)
Intel Corp.	Call	4/22/16	USD	33.00	71	(3,905)
JPMorgan Chase & Co.	Call	4/22/16	USD	60.50	139	(7,784)
Marathon Oil Corp.	Call	4/22/16	USD	13.50	50	(650)
Merck & Co., Inc.	Call	4/22/16	USD	53.50	80	(3,920)
Microsoft Corp.	Call	4/22/16	USD	54.00	207	(47,610)
Norfolk Southern Corp.	Call	4/22/16	USD	79.00	110	(57,750)
NVIDIA Corp.	Call	4/22/16	USD	35.50	67	(7,638)
Pfizer, Inc.	Call	4/22/16	USD	31.00	20	(150)
Southwest Airlines Co.	Call	4/22/16	USD	42.50	103	(31,415)
Tyson Foods, Inc., Class A	Call	4/22/16	USD	66.50	70	(10,325)
U.S. Bancorp.	Call	4/22/16	USD	40.50	355	(28,933)
UnitedHealth Group, Inc.	Call	4/22/16	USD	123.00	74	(55,315)
Utilities Select Sector SPDR Fund	Call	4/22/16	USD	47.50	17	(3,816)
Valero Energy Corp.	Call	4/22/16	USD	68.00	49	(2,793)
Western Digital Corp.	Call	4/22/16	USD	50.50	100	(8,150)
Public Service Enterprise Group, Inc.	Call	4/25/16	USD	43.40	236	(89,722)
Activision Blizzard, Inc.	Call	4/29/16	USD	33.00	550	(83,875)
Allergan PLC	Call	4/29/16	USD	285.00	9	(3,510)
Alphabet, Inc., Class A	Call	4/29/16	USD	780.00	12	(20,280)
Altria Group, Inc.	Call	4/29/16	USD	63.00	670	(59,965)
Amgen, Inc.	Call	4/29/16	USD	150.00	88	(38,280)
Bank of America Corp.	Call	4/29/16	USD	14.00	1,015	(23,853)
BP PLC — ADR	Call	4/29/16	USD	33.00	56	(812)
Chevron Corp.	Call	4/29/16	USD	96.00	118	(26,786)
Cisco Systems, Inc.	Call	4/29/16	USD	28.00	288	(19,296)
Cisco Systems, Inc.	Call	4/29/16	USD	29.00	170	(3,315)
Citigroup, Inc.	Call	4/29/16	USD	44.00	250	(12,125)
Cognizant Technology Solutions Corp., Class A	Call	4/29/16	USD	60.00	110	(38,500)
CVS Health Corp.	Call	4/29/16	USD	102.00	245	(64,803)
Delta Air Lines, Inc.	Call	4/29/16	USD	51.50	220	(14,960)
Dow Chemical Co.	Call	4/29/16	USD	52.00	117	(9,770)
DR Horton, Inc.	Call	4/29/16	USD	30.50	300	(30,300)
Facebook, Inc., Class A	Call	4/29/16	USD	116.00	80	(28,600)
FedEx Corp.	Call	4/29/16	USD	165.00	51	(11,552)
Gilead Sciences, Inc.	Call	4/29/16	USD	94.00	133	(24,538)
Goodyear Tire & Rubber Co.	Call	4/29/16	USD	32.50	50	(7,250)
Hess Corp.	Call	4/29/16	USD	57.50	33	(2,656)
HollyFrontier Corp.	Call	4/29/16	USD	35.50	100	(16,250)
Home Depot, Inc.	Call	4/29/16	USD	131.00	150	(60,375)
Humana, Inc.	Call	4/29/16	USD	187.50	140	(55,300)
Intel Corp.	Call	4/29/16	USD	33.00	71	(4,366)
JPMorgan Chase & Co.	Call	4/29/16	USD	61.00	110	(5,995)
JPMorgan Chase & Co.	Call	4/29/16	USD	62.00	70	(2,135)
Microsoft Corp.	Call	4/29/16	USD	55.50	232	(35,148)
Microsoft Corp.	Call	4/29/16	USD	56.00	51	(6,528)
Norfolk Southern Corp.	Call	4/29/16	USD	79.00	110	(63,800)
NVIDIA Corp.	Call	4/29/16	USD	35.50	68	(8,772)
Priceline Group, Inc.	Call	4/29/16	USD	1,360.00	10	(9,550)
Raytheon Co.	Call	4/29/16	USD	125.25	41	(4,093)
Southwest Airlines Co.	Call	4/29/16	USD	45.00	185	(26,363)
Tyson Foods, Inc., Class A	Call	4/29/16	USD	67.50	158	(18,960)
U.S. Bancorp.	Call	4/29/16	USD	40.50	355	(32,660)
UnitedHealth Group, Inc.	Call	4/29/16	USD	131.00	207	(50,405)
Utilities Select Sector SPDR Fund	Call	4/29/16	USD	49.50	128	(10,816)
Valero Energy Corp.	Call	4/29/16	USD	69.00	49	(2,768)
Travelers Cos., Inc.	Call	5/05/16	USD	117.01	86	(19,985)
Aetna, Inc.	Call	5/06/16	USD	113.00	150	(52,875)
Alphabet, Inc., Class A	Call	5/06/16	USD	785.00	13	(21,320)
Amgen, Inc.	Call	5/06/16	USD	150.00	98	(46,795)
Bank of America Corp.	Call	5/06/16	USD	14.50	945	(13,230)
BP PLC — ADR	Call	5/06/16	USD	32.50	187	(4,488)
Citigroup, Inc.	Call	5/06/16	USD	43.50	72	(5,220)

6	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Cognizant Technology Solutions Corp., Class A	Call	5/06/16	USD	60.50	154	$(53,130)
Comcast Corp., Class A	Call	5/06/16	USD	62.00	429	(42,900)
Dow Chemical Co.	Call	5/06/16	USD	53.00	34	(2,057)
EMC Corp.	Call	5/06/16	USD	26.50	165	(9,405)
Hess Corp.	Call	5/06/16	USD	57.00	75	(8,625)
JPMorgan Chase & Co.	Call	5/06/16	USD	60.50	350	(28,875)
Marathon Oil Corp.	Call	5/06/16	USD	13.00	310	(10,850)
NVIDIA Corp.	Call	5/06/16	USD	37.00	148	(11,396)
Pfizer, Inc.	Call	5/06/16	USD	30.50	55	(1,705)
Schlumberger Ltd.	Call	5/06/16	USD	75.00	14	(2,513)
Suncor Energy, Inc.	Call	5/06/16	USD	27.00	420	(66,150)
United Continental Holdings, Inc.	Call	5/06/16	USD	64.00	45	(4,072)
Brocade Communications Systems, Inc.	Call	5/12/16	USD	10.50	790	(43,718)
Avery Dennison Corp.	Call	5/16/16	USD	71.50	130	(35,247)
Public Service Enterprise Group, Inc.	Call	5/16/16	USD	44.65	236	(68,326)
Activision Blizzard, Inc.	Call	5/20/16	USD	34.00	408	(67,932)
Amgen, Inc.	Call	5/20/16	USD	150.00	88	(46,640)
Apple, Inc.	Call	5/20/16	USD	110.00	301	(105,350)
BP PLC — ADR	Call	5/20/16	USD	33.00	188	(4,042)
Carnival Corp.	Call	5/20/16	USD	52.50	175	(34,125)
Cisco Systems, Inc.	Call	5/20/16	USD	27.00	700	(120,400)
Citigroup, Inc.	Call	5/20/16	USD	42.50	71	(9,656)
Citigroup, Inc.	Call	5/20/16	USD	45.00	71	(3,656)
Cognizant Technology Solutions Corp., Class A	Call	5/20/16	USD	60.00	110	(46,200)
Comcast Corp., Class A	Call	5/20/16	USD	60.00	365	(86,323)
Domtar Corp.	Call	5/20/16	USD	40.00	250	(51,250)
Dow Chemical Co.	Call	5/20/16	USD	52.50	143	(12,942)
Dr Pepper Snapple Group, Inc.	Call	5/20/16	USD	95.00	74	(5,180)
Eastman Chemical Co.	Call	5/20/16	USD	75.00	100	(15,000)
EMC Corp.	Call	5/20/16	USD	27.00	522	(23,490)
EMCOR Group, Inc.	Call	5/20/16	USD	50.00	136	(12,240)
Gilead Sciences, Inc.	Call	5/20/16	USD	92.50	132	(42,900)
Hess Corp.	Call	5/20/16	USD	50.00	91	(45,272)
JPMorgan Chase & Co.	Call	5/20/16	USD	60.00	111	(14,264)
Laboratory Corp. of America Holdings	Call	5/20/16	USD	120.00	120	(32,700)
Lennar Corp., Class A	Call	5/20/16	USD	43.00	133	(76,142)
Microsoft Corp.	Call	5/20/16	USD	55.00	289	(58,234)
Owens Corning	Call	5/20/16	USD	47.00	194	(37,830)
Parker-Hannifin Corp.	Call	5/20/16	USD	115.00	75	(15,375)
Pfizer, Inc.	Call	5/20/16	USD	31.00	632	(14,852)
Priceline Group, Inc.	Call	5/20/16	USD	1,355.00	10	(30,700)
Southwest Airlines Co.	Call	5/20/16	USD	43.00	240	(75,000)
Teva Pharmaceutical Industries Ltd. — ADR	Call	5/20/16	USD	57.50	200	(14,700)
Utilities Select Sector SPDR Fund	Call	5/20/16	USD	49.00	128	(17,984)
Chevron Corp.	Call	6/17/16	USD	100.00	86	(12,771)
EMC Corp.	Call	6/17/16	USD	27.00	240	(16,320)
Total						$(8,119,452)

       OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Omnicom Group, Inc.	Call	Citibank N.A.	4/04/16	USD	79.10	10,000	$(41,905)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	4/04/16	USD	41.75	24,000	(130,200)
Raytheon Co.	Call	Citibank N.A.	4/04/16	USD	125.90	4,600	(104)
Ross Stores, Inc.	Call	Credit Suisse International	4/04/16	USD	57.08	45,000	(45,938)
Cigna Corp.	Call	Citibank N.A.	4/06/16	USD	143.37	26,500	(2,611)
SLM Corp.	Call	Deutsche Bank AG	4/06/16	USD	6.20	103,000	(29,071)
Centene Corp.	Call	Morgan Stanley & Co. International PLC	4/08/16	USD	59.08	27,500	(79,433)
Allergan PLC	Call	Bank of America N.A.	4/12/16	USD	288.86	6,000	(3,982)
Lear Corp.	Call	Citibank N.A.	4/19/16	USD	108.85	20,200	(91,633)

MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
SLM Corp.	Call	JPMorgan Chase Bank N.A.	4/19/16	USD	6.17	150,000	$(67,491)
Statoil ASA — ADR	Call	Goldman Sachs International	4/21/16	USD	15.73	42,000	(18,934)
Owens Corning	Call	Deutsche Bank AG	4/25/16	USD	43.43	19,000	(77,489)
Travelers Cos., Inc.	Call	Credit Suisse International	4/25/16	USD	117.56	25,500	(37,699)
CDW Corp.	Call	Deutsche Bank AG	4/28/16	USD	41.45	25,600	(38,901)
Centene Corp.	Call	Morgan Stanley & Co. International PLC	4/28/16	USD	59.08	27,500	(105,408)
Domtar Corp.	Call	Bank of America N.A.	4/28/16	USD	38.20	19,500	(52,381)
Carnival Corp.	Call	Morgan Stanley & Co. International PLC	4/29/16	USD	51.44	35,000	(74,143)
Dr Pepper Snapple Group, Inc.	Call	Credit Suisse International	4/29/16	USD	91.97	16,000	(13,635)
Lear Corp.	Call	Deutsche Bank AG	4/29/16	USD	114.70	15,000	(38,998)
Universal Health Services, Inc., Class B	Call	Morgan Stanley & Co. International PLC	4/29/16	USD	119.67	12,600	(101,266)
Pilgrim’s Pride Corp.	Call	Morgan Stanley & Co. International PLC	5/03/16	USD	25.37	14,000	(13,270)
Teva Pharmaceutical Industries Ltd. — ADR	Call	Barclays Bank PLC	5/03/16	USD	58.27	21,000	(8,654)
Eastman Chemical Co.	Call	Credit Suisse International	5/04/16	USD	74.76	19,000	(17,827)
Total System Services, Inc.	Call	Morgan Stanley & Co. International PLC	5/05/16	USD	46.91	7,750	(15,936)
Johnson & Johnson	Call	Citibank N.A.	5/09/16	USD	109.19	6,000	(9,412)
WABCO Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	5/09/16	USD	106.00	5,500	(24,829)
Packaging Corp. of America	Call	Bank of America N.A.	5/10/16	USD	53.02	12,500	(106,024)
GNC Holdings, Inc., Class A	Call	Morgan Stanley & Co. International PLC	5/12/16	USD	31.84	17,900	(32,564)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	5/12/16	USD	6.55	144,400	(48,228)
Total System Services, Inc.	Call	Morgan Stanley & Co. International PLC	5/12/16	USD	46.91	7,750	(17,184)
Lam Research Corp.	Call	Deutsche Bank AG	5/13/16	USD	81.42	4,200	(16,609)
Lowe’s Cos., Inc.	Call	Bank of America N.A.	5/17/16	USD	75.85	47,100	(99,874)
Packaging Corp. of America	Call	Goldman Sachs International	5/26/16	USD	57.29	13,600	(65,845)
WABCO Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	5/26/16	USD	106.00	5,500	(29,223)
GNC Holdings, Inc., Class A	Call	Morgan Stanley & Co. International PLC	6/01/16	USD	31.84	17,900	(43,422)
Total							$(1,600,123)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

8	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

      The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$629,588,582	—	—	$629,588,582
Investment Companies	2,753,910	—	—	2,753,910
Short-Term Securities	16,292,088	—	—	16,292,088
Time Deposits	59,704	—	—	59,704

Total	$648,694,284	—	—	$648,694,284

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(7,759,858)	$(1,959,717)	—	$(9,719,575)

[2]    Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,931	—	—	$1,931
Cash pledged as collateral for OTC derivatives	420,000	—	—	420,000
Liabilities:
Bank overdraft	—	$(316,967)	—	(316,967)

Total	$421,931	$(316,967)	—	$104,964

      During the period ended March 31, 2016, there were no transfers between levels.

MARCH 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 23, 2016